Note 3 - Property And Equipment (Details) (USD $)	12 Months Ended		208 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jan. 02, 2013	Dec. 31, 2012 Mold Production Payments [Member]	Nov. 30, 2012 Mold Production Payments [Member]	Dec. 31, 2012 Mold Production Payments [Member]	Jan. 02, 2013 Mold Production Payments [Member]	Dec. 31, 2011 Mold Production Payments [Member]	Dec. 31, 2012 Medical Investment Group (MIG) [Member]
Note 3 - Property And Equipment (Details) [Line Items]
Depreciation	$ 86,467	$ 69,008
Asset Impairment Charges		878,276	4,570,007		50,000	710,000	710,000
Property, Plant and Equipment, Gross	446,382	446,382	446,382		50,000		50,000	10,000	760,000
Prepayment Write Off							80,000
Gain Contingency, Unrecorded Amount				$ 770,000						$ 770,000